Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Net Income and Basic and Diluted Earnings Per Share, Reduced Amounts
	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

Schedule of Net Income (Loss) Before Income Taxes
	2015		2014	2013
	RMB	US$	RMB	RMB
Cayman Islands	(2,379)	(367)	(2,267)	(2,144)
British Virgin Islands	(3)	(1)	(3)	(3)
PRC	(59,677)	(9,212)	(69,772)	(66,860)
U.S.A	(9)	(1)	(42)	48
	(62,068)	(9,581)	(72,084)	(68,959)

Schedule of Income Tax Benefit (Expense)
	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2013	-	10,007	10,007

Year ended December 31, 2014	1,043	(303)	740

Year ended December 31, 2015	-	(7,000)	(7,000)
Year ended December 31, 2015 (US$)	-	(1,081)	(1,081)

Schedule of Reconciliation of Income Tax Benefit Rate
	2015		2014	2013
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(62,068)	(9,581)	(72,084)	(68,959)

Computed “expected” tax expense	(218)	(34)	(218)	(218)
Non-deductible expenses	-	-	-	-
Non-taxable income	218	34	218	131
Tax holiday	-	-	-	87
Tax effect of deferred tax and tax rates differential	(7,000)	(1,081)	740	10,007

Actual income tax benefit (expense)	(7,000)	(1,081)	740	10,007

Schedule of Deferred Tax Assets (Liabilities)
	December 31,2015		December 31,2014
	RMB	US$	RMB
Current
Accounts receivable	187	29	206
Other receivables	-	-	1,060
Inventory impairment	1,251	193	1,528
Estimated Loss due to Product Warranty	-	-	-
	1,438	222	2,794
Non-current
Property, plant and equipment, principally due to differences in depreciation	1,763	272	1,998
Construction in progress, principally due to capitalized interest	(4,819)	(743)	(5,212)
Lease prepayments, principally due to differences in charges	(587)	(91)	(604)
Allowance for advanced to supplier-long term	27	4	68
Net loss carryforward	13,729	2,119	19,507
	10,113	1,561	15,757
Net deferred income tax assets	11,551	1,783	18,551